UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:

                               STEWARD FUNDS, INC.
                               5847 SAN FELIPE , SUITE 4100
                               HOUSTON, TX 77057

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2.    The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

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3.    Investment Company Act File Number: 811-01597

      Securities Act File Number:         002-28174

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4(a). Last day of the fiscal year for which this notice is filed:

                                          April 30, 2010

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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

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5.    Calculation of registration fee:

            (i)   Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                                $ 101,831,957
                                                                   -------------

            (ii)  Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                         $ 72,086,894
                                                       ------------

            (iii) Aggregate price of securities
                  redeemed or repurchased during any
                  prior fiscal year ending no earlier
                  than October 11, 1995 that were not
                  previously used to reduce
                  registration fees payable to the
                  Commission.                          $          0
                                                       ------------

            (iv)  Total available redemption credits
                  [Add items 5(ii) and 5(iii)]:                  - $  72,086,894
                                                                   -------------

            (v)   Net Sales - If item 5(i) is greater
                  than item 5(iv) [subtract Item 5(iv)
                  from Item 5(i) ]                                 $  29,745,063
                                                                   -------------

            -------------------------------------------------------
            (vi)  Redemption credits available for use
                  in future years - if Item 5(i) is
                  less than Item 5 (iv) [ subtract Item
                  5(iv) from Item 5(i)]:               $          0
                                                       ------------
            -------------------------------------------------------

            (vii) Multiplier for determining
                  registration fee
                  (See Instruction C.9):                               0.0000713
                                                                   -------------

            (viii) Registration fee due [multiply Item
                   5(v) by Item 5(vii):
                   (enter "0" if no fee is due):                 = $    2,120.82
                                                                   -------------

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6.    Prepaid shares

            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
            __________.

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

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7.    Interest due.-- if this Form is being filed more
      than 90 days after the end of the issuers fiscal
      year (see Instruction D):                                    $        0.00
                                                                   -------------

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8.    Total of amount of the registration fee due plus
      any interest due [ Line 5(viii) plus line 7].                $    2,120.82
                                                                   =============

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

            N/A
            ---


            Method of Delivery:
                                  [ X ]  Wire Transfer
                                  [   ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Carla Homer
                                          --------------------------------------

                                          Treasurer
                                          --------------------------------------

         Date   July 14, 2010
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* Please print the name and title of the signing officer below the signature.

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